Expense Example, No Redemption {- Fidelity Canada Fund} - 10.31 Fidelity Canada Fund - AMCIZ PRO-13 - Fidelity Canada Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Canada Fund: Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	934
5 Years	1,197
10 Years	1,946
Fidelity Advisor Canada Fund: Class M
Expense Example, No Redemption:
1 Year	494
3 Years	799
5 Years	1,125
10 Years	2,046
Fidelity Advisor Canada Fund: Class C
Expense Example, No Redemption:
1 Year	198
3 Years	612
5 Years	1,052
10 Years	2,275
Fidelity Advisor Canada Fund: Class I
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	1,002
Fidelity Advisor Canada Fund: Class Z
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894